FAIR VALUE OF FINANCIAL INSTRUMENTS - Unobservable input (Details) - Level 3 ₽ in Millions	Dec. 31, 2022 RUB (₽)
Gulfstream | Discounted cash flow technique
Unobservable inputs
Liability under put option agreement for redeemable non-controlling interests	₽ 2,081
Webinar | Discounted cash flow technique
Unobservable inputs
Liability under put option agreement for redeemable non-controlling interests	₽ 700
Discount rate | Gulfstream
Unobservable inputs
Unobservable inputs	0.15
Discount rate | Webinar
Unobservable inputs
Unobservable inputs	0.144
Revenue growth rate | Minimum | Gulfstream
Unobservable inputs
Unobservable inputs	0.207
Revenue growth rate | Minimum | Webinar
Unobservable inputs
Unobservable inputs	0.293
Revenue growth rate | Maximum | Gulfstream
Unobservable inputs
Unobservable inputs	0.224
Revenue growth rate | Maximum | Webinar
Unobservable inputs
Unobservable inputs	0.249
Revenue growth rate | Weighted average | Gulfstream
Unobservable inputs
Unobservable inputs	0.215
Revenue growth rate | Weighted average | Webinar
Unobservable inputs
Unobservable inputs	0.271
OIBDA margin | Minimum | Gulfstream
Unobservable inputs
Unobservable inputs	0.070
OIBDA margin | Maximum | Gulfstream
Unobservable inputs
Unobservable inputs	0.105
OIBDA margin | Weighted average | Gulfstream
Unobservable inputs
Unobservable inputs	0.087